Consolidated Statements of Changes in Shareholders' (deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Accumulated Other Comprehensive Income [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] USD ($)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Accumulated Deficit [Member] CNY (¥)	Accumulated Deficit [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Non-controlling Interest [Member] CNY (¥)	Non-controlling Interest [Member] USD ($)
Beginning balance at Dec. 31, 2016	¥ (434,394)		¥ 35		¥ 34,696		¥ 632				¥ (469,479)		¥ (434,116)		¥ (278)
Beginning balance at Dec. 31, 2016 | shares			56,791,800	56,791,800
Net loss	(86,575)										(87,433)		(87,433)		858
Accretion to redemption value of redeemable convertible preferred shares	(7,566)	$ (1,087)									(7,566)		(7,566)
Share-based compensation	32,164				32,164								32,164
Other comprehensive income	6,494						6,494						6,494
Appropriation of statutory reserves									¥ 145		(145)
Ending balance at Dec. 31, 2017	(489,877)		¥ 35		66,860		7,126		145		(564,623)		(490,457)		580
Ending balance at Dec. 31, 2017 | shares			56,791,800	56,791,800
Net loss	(80,463)										(79,113)		(79,113)		(1,350)
Issuance of a subsidiary's equity to a non-controlling interest holder	4,000														4,000
Share-based compensation	22,300				22,300								22,300
Other comprehensive income	1,723						1,723						1,723
Appropriation of statutory reserves									340		(340)
Ending balance at Dec. 31, 2018	(542,317)		¥ 35		89,160		8,849		485		(644,076)		(545,547)		3,230
Ending balance at Dec. 31, 2018 | shares			56,791,800	56,791,800
Net loss	(47,994)	(6,894)									(48,545)		(48,545)		551
Shares issued upon vesting of restricted share units	5		¥ 5										5
Shares issued upon vesting of restricted share units | shares			7,207,335	7,207,335
Conversion of convertible preferred shares to ordinary shares	678,682		¥ 28		678,654								678,682
Conversion of convertible preferred shares to ordinary shares | shares			39,058,101	39,058,101
Issuance of Class A ordinary shares in connection with initial public offering	238,134		¥ 4		238,130								238,134
Accretion to redemption value of redeemable convertible preferred shares	(17,262)	(2,480)											(17,262)
Issuance of Class A ordinary shares in connection with initial public offering | shares			6,400,000	6,400,000
Share-based compensation	14,747				14,747								14,747
Modification of Redeemable Convertible Preferred Shares	(9,986)	(1,434)											(9,986)
Other comprehensive income	1,346	193					1,346						1,346
Appropriation of statutory reserves									550		(550)
Ending balance at Dec. 31, 2019	¥ 315,355	$ 45,297	¥ 72	$ 10	¥ 1,020,691	$ 146,613	¥ 10,195	$ 1,464	¥ 1,035	$ 149	¥ (720,419)	$ (103,482)	¥ 311,574	$ 44,754	¥ 3,781	$ 543
Ending balance at Dec. 31, 2019 | shares			109,457,236	109,457,236